ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of provision for estimated credit loss

	12/31/2025				12/31/2024
	Due	Overdue up to 90 days	Overdue 90+ days	Total	Total
Current
Short Term Electric Power - CCEE	1,422,943	67,330	4	1,490,277	2,451,974
Renegotiated Agreements	334,549	53,086	1,423,052	1,810,687	1,600,481
Power Supply	2,078,700	64,602	1,651,993	3,795,295	4,646,742
Use of the Electric Grid	1,480,025	72,220	850,757	2,403,002	777,726
Other Receivables	31,063	7,344	28,527	66,934	—
(-) ECL	(213,270)	(101,848)	(3,675,488)	(3,990,606)	(3,565,446)
	5,134,010	162,734	278,845	5,575,589	5,911,477
Non-current
Short Term Electric Power - CCEE	—	—	9,548	9,548	9,548
Renegotiated Agreements	615,221	—	—	615,221	876,534
Power Supply	—	—	280,138	280,138	280,138
Use of the Electric Grid	—	—	4,348	4,348	4,348
(-) ECL	(92,362)	—	(294,034)	(386,396)	(568,157)
	522,859	—	—	522,859	602,411

	5,656,869	162,734	278,845	6,098,448	6,513,888

Schedule of changes in the provision
The changes in the years ended December 31, 2025, and 2024 are as follows:

	2025	2024
Opening balance as of January 1	4,133,603	3,747,981
(+) Acquisition of investee control	26,482	—
(+) Constitution	338,034	545,830
(-) Reversal	(121,105)	(154,496)
(-) Write-off	(12)	(5,712)
Final balance on December 31	4,377,002	4,133,603